UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Oak Street Investment Grade Net Lease Fund AS, LLC(1)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported)	February 13, 2025
Commission File Number of securitizer:	025-05409
Central Index Key Number of securitizer:	0001827348

Michael Reiter, (312) 414-0944
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1)  Oak Street Investment Grade Net Lease Fund AS, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers: Oak Street Investment Grade Net Lease Fund Series 2020-1, LLC, Oak Street Investment Grade Net Lease Fund (Canada) Series 2020-1, LLC, Oak Street Investment Grade Net Lease Fund (Canada) Series 2020-1, ULC, CBCLTN001 LLC, CBJCTN001 LLC, CBMOTN001 LLC, CBSMTN001 LLC, CBJATN001 LLC, MGON002 US LLC, Oak Street Investment Grade Net Lease Fund (Tennessee) Series 2020-1, LLC, Edison UNNJ001 LLC, JCBRFL001 LLC, SSNJ001 LLC, SFFL001 Owner LLC, MDTTN001 LLC, WBA Portfolio Owner Fund IV Galaxy LLC, Oak Street Investment Grade Net Lease Fund Series 2021-1, LLC, 1720 VNBNJ001 LLC, BIGMOAL001 LLC, JCLYMA001 LLC, Edison BRMA002 LLC, SFPA001 Owner LLC, CBFRPA001 LLC, Edison NNVA001 LLC, MGON001 US LLC, Oak Street Investment Grade Net Lease Fund Series 2021-2, LLC, Oak Street Investment Grade Net Lease Fund (Canada) Series 2021-2, LLC, WHRBHMI003 LLC, WHRBHMI004 LLC, AKRMI001 LLC, ASEITN001 LLC, ATESWI001 LLC and Oak Street Investment Grade Net Lease Fund (WG) Series 2021-2, LLC.

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2025

OAK STREET INVESTMENT GRADE NET LEASE FUND AS, LLC

	By:	/s/ Michael Reiter
Name: Michael Reiter
Title: Managing Director
(senior officer in charge of securitization)